Common Stock and Equity-Based Compensation - Additional Information Relating to Stock Options Outstanding and Exercisable (Details) - UGI Stock Option Awards	12 Months Ended
Sep. 30, 2018 $ / shares shares
Exercise Price Range, Over Forty [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Range of exercise prices, lower limit (in dollars per share)	$ 40
Under $25.00
Share-based Compensation Arrangement by Share-based Payment Award
Range of exercise prices, lower limit (in dollars per share)	0
Range of exercise prices, upper limit (in dollars per share)	$ 25
Number of options (in shares) | shares	2,322,904
Weighted average remaining contractual life (in years)	3 years 4 months
Weighted average exercise price (in dollars per share)	$ 20.53
Number of options (in shares) | shares	2,322,904
Weighted average exercise price (in dollars per share)	$ 20.53
$25.00 – $30.00
Share-based Compensation Arrangement by Share-based Payment Award
Number of options (in shares) | shares	1,133,676
Weighted average remaining contractual life (in years)	5 years
Weighted average exercise price (in dollars per share)	$ 27.38
Number of options (in shares) | shares	1,133,676
Weighted average exercise price (in dollars per share)	$ 27.38
$30.01 – $35.00
Share-based Compensation Arrangement by Share-based Payment Award
Range of exercise prices, lower limit (in dollars per share)	25
Range of exercise prices, upper limit (in dollars per share)	$ 30
Number of options (in shares) | shares	1,150,685
Weighted average remaining contractual life (in years)	7 years 1 month
Weighted average exercise price (in dollars per share)	$ 33.66
Number of options (in shares) | shares	714,201
Weighted average exercise price (in dollars per share)	$ 33.59
$35.01 – $40.00
Share-based Compensation Arrangement by Share-based Payment Award
Range of exercise prices, lower limit (in dollars per share)	30.01
Range of exercise prices, upper limit (in dollars per share)	$ 35
Number of options (in shares) | shares	917,843
Weighted average remaining contractual life (in years)	6 years 3 months
Weighted average exercise price (in dollars per share)	$ 37.80
Number of options (in shares) | shares	809,899
Weighted average exercise price (in dollars per share)	$ 37.81
Over $40.00
Share-based Compensation Arrangement by Share-based Payment Award
Number of options (in shares) | shares	2,671,961
Weighted average remaining contractual life (in years)	8 years 9 months
Weighted average exercise price (in dollars per share)	$ 47.16
Number of options (in shares) | shares	517,650
Weighted average exercise price (in dollars per share)	$ 46.46
Exercise Price Range, Between Thirty-Five and Forty Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Range of exercise prices, lower limit (in dollars per share)	35.01
Range of exercise prices, upper limit (in dollars per share)	$ 40